Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations And Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
General and administrative expenses	$ 782,200	$ 255,322	$ 1,482,786
Total operating expenses	782,200	255,322	1,482,786
Loss from operations	(782,200)	(255,322)	(1,482,786)
Interest income	8,397,759	10,749,963	9,945,862
Other expenses	(39,621)	(18,511)	(2,847)
Exchange gain (loss)	(436,678)	(287,340)	36,752
Loss on forgiveness of receivable from a subsidiary		1,164,737	1,600,517
Share of loss from subsidiaries	(21,232,789)	(31,604,578)	(46,869,641)
Net loss	(14,093,529)	(20,251,051)	(36,772,143)
Comprehensive loss
Net loss	(14,093,529)	(20,251,051)	(36,772,143)
Other comprehensive loss:
Foreign currency translation adjustment	(903,486)	1,013,068	(2,162,557)
Comprehensive loss	$ (14,997,015)	$ (19,237,983)	$ (38,934,700)